Fair Value Measurements - Level 3 fair value measurements (Details) - Decarbonization Plus Acquisition Corporation IV [Member] - Level 3 [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of information about consolidated structured entities [line items]
Risk-free interest rate	1.35%
Expected term until merger (years)	1.12
Expected term until expiration (years)	6.12
Expected volatility	13.00%
Underlying share price	$ 9.86
Exercise price	$ 11.5